PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments
Prepaid insurance premiums	$ 497	$ 14
Other prepayments	202	50
Deductible value-added tax input	17	23
Total	$ 716	$ 87